PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands		Feb. 28, 2019	Feb. 28, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Line Items]
Prepaid rental		$ 45,107	$ 29,814
Prepayments to suppliers	[1]	45,525	47,633
Interest receivable		5,848	8,655
Staff advances	[2]	4,636	7,004
Loan to employees	[3]	5,467	5,460
Other deposits		3,179	2,577
Prepaid VAT		5,643	2,626
Accounts Receivable		50,222	16,459
Loans to third-parties	[4]	24,410	5,531
Receivables of withoholding tax from employees for option exercise proceeds		0	3,628
Others		5,692	3,848
Receivable for exercise of capped call option (Note 12)		6,901	0
Prepaid expenses and other current assets		$ 202,630	$ 133,235

[1]	Prepayments to suppliers are primarily for student recruitment services, advertising fees and server hosting fees. Student recruitment service fees are prepaid by the Group's study abroad business to recruitment agencies. Such prepayments are generally short-term and refundable if performance condition is not met.
[2]	Staff advances are provided to employees primarily for traveling, office expenses and other expenditures which are subsequently expensed as incurred.
[3]	The Group offers housing benefit plan to employees who have been employed by the Group for three years or more and met certain performance criteria. Under this benefit plan, the eligible employees receive interest-free loans for purposes of home purchases. Each loan has a term of four years and must be repaid by equal annual installments.
[4]	Loans to third-parties are generally mature in less than one year. Upon the maturity of the loans, they will be settled through repayment or conversion to equity interests of the borrowers at the Group's discretion.